New World Fund®
Investment portfolio
January 31, 2022
unaudited
Common stocks 91.35% Information technology 18.86%	Shares	Value (000)
Microsoft Corp.	5,638,555	$1,753,478
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	55,404,500	1,261,726
Adobe, Inc.[2]	989,407	528,640
Silergy Corp.[1]	3,862,239	526,157
ASML Holding NV1	742,214	507,675
Broadcom, Inc.	780,575	457,323
PagSeguro Digital, Ltd., Class A2	19,013,312	430,081
Keyence Corp.[1]	811,100	417,118
Wolfspeed, Inc.[2]	4,410,140	415,612
Micron Technology, Inc.	4,743,639	390,259
Mastercard, Inc., Class A	925,900	357,749
Apple, Inc.	1,697,840	296,749
Tata Consultancy Services, Ltd.[1]	5,549,300	278,730
PayPal Holdings, Inc.[2]	1,617,400	278,096
Samsung Electronics Co., Ltd.[1]	3,012,750	186,611
NVIDIA Corp.	687,172	168,261
Visa, Inc., Class A	611,371	138,274
Network International Holdings PLC[1,2,3]	38,074,176	136,270
StoneCo, Ltd., Class A2	8,081,256	125,906
Globant SA2	476,091	121,489
Nice, Ltd. (ADR)[2,4]	455,871	116,730
TELUS International (Cda), Inc., subordinate voting shares[2]	3,796,332	107,816
Accenture PLC, Class A	304,848	107,788
Cognizant Technology Solutions Corp., Class A	1,183,000	101,052
MediaTek, Inc.[1]	2,556,000	99,660
Tokyo Electron, Ltd.[1]	203,100	98,722
Nokia Corp.[1,2]	14,580,398	86,466
Advanced Micro Devices, Inc.[2]	691,717	79,029
Atlassian Corp. PLC, Class A2	233,479	75,727
Flat Glass Group Co., Ltd., Class H1,2,4	18,912,000	75,660
Kingdee International Software Group Co., Ltd.[1,2]	32,446,767	74,498
EPAM Systems, Inc.[2]	156,269	74,406
NXP Semiconductors NV	337,000	69,233
Hexagon AB, Class B1	4,955,023	66,948
Edenred SA1	1,490,498	63,880
Halma PLC[1]	1,543,000	52,300
Logitech International SA1	546,000	45,875
Trimble, Inc.[2]	616,650	44,498
ON Semiconductor Corp.[2]	673,900	39,760
Applied Materials, Inc.	271,000	37,447
DLocal, Ltd., Class A2	1,146,015	34,289
Amadeus IT Group SA, Class A, non-registered shares[1,2]	486,405	33,372
KLA Corp.	72,300	28,144
FleetCor Technologies, Inc.[2]	112,800	26,876
Infosys Ltd.[1]	1,100,000	25,725
Hundsun Technologies Inc., Class A1	2,234,642	20,687
New World Fund — Page 1 of 18

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Hamamatsu Photonics KK1	392,000	$20,075
SAP SE1	155,400	19,240
MKS Instruments, Inc.	122,884	19,088
Canva, Inc.[1,2,5,6]	10,572	18,016
Autodesk, Inc.[2]	67,600	16,886
Coforge, Ltd.[1]	260,197	16,864
Infineon Technologies AG1	384,882	15,722
VeriSign, Inc.[2]	64,257	13,955
SK hynix, Inc.[1]	120,786	12,561
Fabrinet, non-registered shares[2]	109,500	12,391
Intel Corp.	229,914	11,224
		10,638,814
Financials 13.66%
Kotak Mahindra Bank, Ltd.[1]	44,274,805	1,102,725
Société Générale[1]	15,907,698	590,172
HDFC Bank, Ltd.[1]	26,710,924	535,565
HDFC Bank, Ltd. (ADR)	110,000	7,549
AIA Group, Ltd.[1]	46,755,600	485,663
Ping An Insurance (Group) Company of China, Ltd., Class H1	59,149,000	463,560
B3 SA-Brasil, Bolsa, Balcao	158,990,640	437,740
Bajaj Finance, Ltd.[1]	3,486,100	327,727
Capitec Bank Holdings, Ltd.[1]	2,373,111	312,339
UniCredit SpA[1]	19,081,909	300,992
Sberbank of Russia PJSC (ADR)[1]	13,276,338	186,592
Sberbank of Russia PJSC (ADR)	2,932,600	40,836
Banco Santander, SA1	61,388,688	215,185
China Merchants Bank Co., Ltd., Class H1	24,812,000	207,311
ICICI Bank, Ltd. (ADR)	8,076,447	175,501
ICICI Bank, Ltd.[1]	1,903,563	20,166
S&P Global, Inc.	431,331	179,097
Bajaj Finserv, Ltd.[1]	674,073	142,823
HDFC Life Insurance Company, Ltd.[1]	17,038,800	142,413
Discovery, Ltd.[1,2]	13,402,241	135,060
PB Fintech, Ltd.[1,2]	12,567,449	134,173
Hong Kong Exchanges and Clearing, Ltd.[1]	2,282,200	128,802
Nu Holdings, Ltd., Class A1,2,4,7	12,488,982	81,548
Nu Holdings, Ltd., Class A2	5,754,240	42,697
Eurobank Ergasias Services and Holdings SA1,2	108,801,000	123,149
AU Small Finance Bank, Ltd.[1,2]	6,308,752	111,977
Moody’s Corp.	295,050	101,202
TCS Group Holding PLC (GDR)[1]	1,292,028	93,112
Industrial and Commercial Bank of China Ltd., Class H1,2	140,486,000	84,997
Postal Savings Bank of China Co., Ltd., Class H1	99,417,000	82,661
Fairfax Financial Holdings, Ltd., subordinate voting shares	169,794	81,988
DBS Group Holdings, Ltd.[1]	2,510,728	65,772
XP, Inc., Class A2	1,956,728	65,179
Canara Bank[1,2]	17,391,076	59,193
Alpha Services and Holdings SA1,2	38,600,541	58,168
Credicorp, Ltd.[2]	388,800	55,684
Banco Bilbao Vizcaya Argentaria, SA1	8,441,138	53,727
Lufax Holding, Ltd. (ADR)[2]	10,155,531	50,473
Chubb, Ltd.	200,000	39,456
East Money Information Co., Ltd., Class A1,2	7,659,583	38,218
Futu Holdings, Ltd. (ADR)[2,4]	831,600	35,967
New World Fund — Page 2 of 18

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Axis Bank, Ltd.[1,2]	2,786,000	$28,964
Grupo Financiero Banorte, SAB de CV, Series O4	3,853,600	24,424
China Construction Bank Corp., Class H1	30,121,000	23,062
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	18,447,598	21,016
Moscow Exchange MICEX-RTS PJSC[1]	5,963,587	11,226
		7,705,851
Consumer discretionary 11.70%
MercadoLibre, Inc.[2]	603,027	682,663
LVMH Moët Hennessy-Louis Vuitton SE1	786,030	646,301
General Motors Company[2]	9,485,411	500,166
Li Ning Co., Ltd.[1]	41,542,117	403,334
Hermès International[1]	252,796	378,748
Evolution AB1	2,096,772	260,357
EssilorLuxottica[1]	1,237,184	234,601
Galaxy Entertainment Group, Ltd.[1,2]	34,041,000	197,940
Pop Mart International Group, Ltd.[1,4]	39,006,400	193,371
Xpeng, Inc., Class A (ADR)[2]	5,229,043	183,487
Midea Group Co., Ltd., Class A1	13,786,152	160,306
Booking Holdings, Inc.[2]	63,943	157,052
Trip.com Group, Ltd. (ADR)[2]	5,614,223	149,394
China MeiDong Auto Holdings, Ltd.[1]	30,364,000	142,907
Kering SA1	184,482	137,740
Grab Holdings, Ltd., Class A2,4	23,763,988	134,504
Cie. Financière Richemont SA, Class A1	889,951	129,060
Americanas SA, ordinary nominative shares[2]	20,341,883	121,474
NIKE, Inc., Class B	757,985	112,235
JD.com, Inc., Class A1,2	2,954,150	110,161
Marriott International, Inc., Class A2	669,222	107,825
YUM! Brands, Inc.	830,990	104,015
Huazhu Group, Ltd. (ADR)[2]	2,630,135	103,943
Zhongsheng Group Holdings, Ltd.[1]	12,748,250	97,867
Jumbo SA1	5,700,197	85,106
Lear Corp.	438,061	73,296
Astra International Tbk PT1	178,034,500	67,989
Industria de Diseño Textil, SA1	2,246,200	67,868
IDP Education, Ltd.[1]	3,173,000	66,543
Tesla, Inc.[2]	63,754	59,720
Meituan, Class B1,2	1,984,600	56,465
Prosus NV, Class N1	672,030	55,978
Aptiv PLC[2]	364,500	49,783
Ozon Holdings PLC (ADR)[2]	2,384,506	49,288
Naspers, Ltd., Class N1	274,609	44,546
adidas AG1	162,500	44,257
Maruti Suzuki India, Ltd.[1]	363,485	41,963
Airbnb, Inc., Class A2	269,527	41,499
JD Health International, Inc.[1,2,4]	5,082,500	41,042
Samsonite International SA1,2	19,177,300	40,070
InterContinental Hotels Group PLC[1,2]	601,000	39,691
Entain PLC[1,2]	1,673,100	36,149
Inchcape PLC[1]	2,739,147	31,209
Melco Resorts & Entertainment, Ltd. (ADR)[2]	2,471,018	26,094
Flutter Entertainment PLC[1,2]	160,346	24,447
Alibaba Group Holding, Ltd. (ADR)[2]	187,800	23,623
Shangri-La Asia, Ltd.[1,2]	28,650,000	22,411
New World Fund — Page 3 of 18

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Stellantis NV1	868,735	$16,838
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,060,692	12,279
Levi Strauss & Co., Class A	489,000	10,724
Delivery Hero SE1,2	92,756	7,084
Jiumaojiu International Holdings, Ltd.[1]	3,168,000	6,837
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	5,118
Zomato, Ltd.[1,2]	834,869	1,017
		6,598,385
Health care 10.85%
Thermo Fisher Scientific, Inc.	1,076,578	625,815
Abbott Laboratories	3,323,202	423,575
Carl Zeiss Meditec AG, non-registered shares[1]	2,523,400	401,515
WuXi Biologics (Cayman), Inc.[1,2]	36,700,105	360,390
PerkinElmer, Inc.	1,661,692	286,094
Danaher Corp.	871,332	249,018
BeiGene, Ltd. (ADR)[2]	879,724	213,404
BeiGene, Ltd., Class H1,2,4	693,600	12,502
AstraZeneca PLC[1]	1,904,816	221,031
Jiangsu Hengrui Medicine Co., Ltd., Class A1	33,099,336	212,696
Notre Dame Intermédica Participações SA	15,520,095	208,100
CanSino Biologics, Inc., Class H1,2,4	11,641,035	195,720
Eli Lilly and Company	731,000	179,380
Laurus Labs, Ltd.[1]	25,526,500	172,344
Shionogi & Co., Ltd.[1]	2,687,200	151,109
WuXi AppTec Co., Ltd., Class H1	7,068,723	101,545
WuXi AppTec Co., Ltd., Class A1	2,301,732	37,869
CSL, Ltd.[1]	714,000	132,599
Olympus Corp.[1]	5,809,700	130,265
Novo Nordisk A/S, Class B1,4	1,266,810	126,818
Pharmaron Beijing Co., Ltd., Class A1	3,468,400	64,759
Pharmaron Beijing Co., Ltd., Class H1	3,452,700	43,735
Straumann Holding AG1	62,157	102,755
Pfizer, Inc.	1,905,500	100,401
Medtronic PLC	965,000	99,868
Angelalign Technology, Inc.[1,2,4]	4,649,600	98,704
Gland Pharma, Ltd.[1,2]	2,081,000	95,544
Hypera SA, ordinary nominative shares	14,839,266	86,938
Hutchmed China, Ltd. (ADR)[2]	2,167,809	59,051
Hutchmed China, Ltd.[1,2,4]	5,115,500	27,035
Zoetis, Inc., Class A	396,000	79,117
Zai Lab, Ltd. (ADR)[2]	1,549,647	76,971
Genus PLC[1]	1,346,236	69,307
Merck KGaA[1]	308,000	67,141
Siemens Healthineers AG1,2	1,052,000	67,066
Alcon, Inc.[1]	725,000	55,911
Rede D’Or Sao Luiz SA	5,302,504	44,257
Hugel, Inc.[1,2]	375,285	43,928
Hikma Pharmaceuticals PLC[1]	1,480,600	41,610
Grifols, SA, Class A, non-registered shares[1]	2,300,000	40,527
Mettler-Toledo International, Inc.[2]	21,300	31,368
HOYA Corp.[1]	240,000	31,078
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1,2	581,995	29,636
Align Technology, Inc.[2]	59,000	29,203
Asahi Intecc Co., Ltd.[1]	1,639,700	27,952
New World Fund — Page 4 of 18

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Aier Eye Hospital Group Co., Ltd., Class A1	5,420,307	$27,645
bioMérieux SA1	229,500	26,877
OdontoPrev SA, ordinary nominative shares	11,023,346	25,908
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	2,979,500	25,117
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	1,441,567	17,636
Alibaba Health Information Technology, Ltd.[1,2]	19,046,000	14,340
Hangzhou Tigermed Consulting Co., Ltd., Class A1	759,933	12,437
Novartis AG1	115,000	9,999
Shandong Pharmaceutical Glass Co., Ltd., Class A1	862,513	4,697
		6,120,307
Materials 8.40%
Vale SA, ordinary nominative shares	32,333,236	492,418
Vale SA, ordinary nominative shares (ADR)	32,094,250	487,191
First Quantum Minerals, Ltd.	29,169,500	718,481
Freeport-McMoRan, Inc.	10,139,098	377,377
Sika AG1	938,452	328,456
Asian Paints, Ltd.[1]	7,680,674	323,804
Pidilite Industries, Ltd.[1,2]	5,273,000	174,309
Gerdau SA (ADR)	29,331,652	153,405
Barrick Gold Corp.	6,918,000	132,480
Fortescue Metals Group, Ltd.[1]	9,228,949	130,672
Albemarle Corp.	519,072	114,580
Shin-Etsu Chemical Co., Ltd.[1]	664,400	111,265
Linde PLC	348,006	110,903
BASF SE1	1,444,282	109,686
Shree Cement, Ltd.[1]	302,959	98,837
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	12,554,334	97,831
Givaudan SA1	20,171	83,678
Koninklijke DSM NV1	381,700	71,889
Wacker Chemie AG1,2	493,000	70,943
Ivanhoe Mines Ltd., Class A2	7,486,814	64,140
LANXESS AG1	1,000,000	60,366
Yunnan Energy New Material Co., Ltd., Class A1	1,459,298	59,737
Shandong Sinocera Functional Material Co., Ltd., Class A1	8,522,150	53,627
Loma Negra Compania Industrial Argentina SA (ADR)[2,3]	7,675,388	47,357
Arkema SA1	286,484	42,247
SKSHU Paint Co., Ltd., Class A1,2	2,009,769	33,594
SIG Combibloc Group AG1	1,332,757	30,916
Alrosa PJSC[1]	19,091,148	28,058
CCL Industries, Inc., Class B, nonvoting shares	526,000	27,501
Amcor PLC (CDI)[1]	2,116,000	25,273
Navin Fluorine International, Ltd.[1]	336,041	17,767
Celanese Corp.	103,725	16,151
Umicore SA1	402,146	15,204
Impala Platinum Holdings, Ltd.[1]	888,235	13,606
Anglo American PLC[1]	296,000	12,980
		4,736,729
Industrials 8.19%
Airbus SE, non-registered shares[1,2]	4,830,717	616,685
IMCD NV1	1,416,620	244,359
Wizz Air Holdings PLC[1,2]	4,130,303	226,902
Safran SA1	1,850,420	224,497
International Container Terminal Services, Inc.[1]	54,681,000	215,303
New World Fund — Page 5 of 18

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Contemporary Amperex Technology Co., Ltd., Class A1	2,241,202	$214,017
Larsen & Toubro Ltd.[1,2]	7,850,238	202,802
Shenzhen Inovance Technology Co., Ltd., Class A1	21,271,704	202,611
Copa Holdings, SA, Class A2	2,390,500	199,798
General Electric Co.	2,068,750	195,456
DSV A/S1	840,918	171,000
Rumo SA2	47,876,325	140,831
Nidec Corp.[1]	1,410,200	124,970
Caterpillar, Inc.	493,000	99,369
Ryanair Holdings PLC (ADR)[2]	880,699	98,304
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	31,750,715	95,879
Daikin Industries, Ltd.[1]	448,600	94,249
Carrier Global Corp.	1,901,700	90,673
TransDigm Group, Inc.[2]	146,260	90,124
InPost SA1,2	10,216,513	83,310
CCR SA, ordinary nominative shares	31,757,056	77,747
Suzhou Maxwell Technologies Co., Ltd., Class A1,2	898,404	70,145
Interpump Group SpA[1]	1,085,940	66,836
Spirax-Sarco Engineering PLC[1]	371,000	66,542
Boeing Company[2]	308,520	61,778
ZTO Express (Cayman), Inc., Class A (ADR)	1,992,000	59,840
SMC Corp.[1]	104,999	58,733
Raytheon Technologies Corp.	582,000	52,491
LG Energy Solution, Ltd.[1,2]	137,348	51,271
Centre Testing International Group Co., Ltd.[1]	14,248,320	47,444
Havells India, Ltd.[1]	2,668,738	42,475
Epiroc AB, Class B1	2,302,349	41,549
AirTAC International Group[1,2]	1,071,000	37,848
Hitachi, Ltd.[1]	704,700	36,732
ABB, Ltd.[1]	1,059,474	36,619
Fluidra, SA, non-registered shares[1]	986,500	31,457
Bharat Electronics Ltd.[1,2]	9,222,969	25,959
Bureau Veritas SA1	867,514	24,845
Atlas Copco AB, Class B1	479,500	24,426
Air Lease Corp., Class A	568,800	22,644
China Merchants Port Holdings Co., Ltd.[1]	10,308,000	19,016
Experian PLC[1]	389,800	16,279
Haitian International Holdings, Ltd.[1]	3,209,000	8,344
Hefei Meyer Optoelectronic Technology, Inc., Class A1	1,423,991	7,545
		4,619,704
Communication services 7.71%
Alphabet, Inc., Class C2	261,387	709,396
Alphabet, Inc., Class A2	57,314	155,096
Tencent Holdings, Ltd.[1]	9,620,737	587,224
Sea, Ltd., Class A (ADR)[2]	3,761,313	565,363
Meta Platforms, Inc., Class A2	1,722,561	539,610
Netflix, Inc.[2]	708,457	302,610
Yandex NV, Class A2	5,400,082	259,528
América Móvil, SAB de CV, Series L (ADR)	12,879,817	242,913
Bharti Airtel, Ltd.[1,2]	23,219,341	227,675
Bharti Airtel, Ltd., interim shares[1,2]	1,085,032	5,569
Vodafone Group PLC[1]	111,672,964	196,473
MTN Group, Ltd.[1,2]	9,804,763	123,901
Activision Blizzard, Inc.	1,472,492	116,342
New World Fund — Page 6 of 18

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
NetEase, Inc.[1]	2,177,800	$44,932
NetEase, Inc. (ADR)	402,647	41,617
Indus Towers, Ltd.[1]	20,119,774	68,187
Bilibili, Inc., Class Z1,2	1,933,178	67,373
JCDecaux SA1,2	2,307,000	62,913
Informa PLC[1,2]	3,181,800	24,116
SoftBank Group Corp.[1]	177,800	7,865
		4,348,703
Consumer staples 5.25%
Kweichow Moutai Co., Ltd., Class A1	2,858,230	847,990
Bunge, Ltd.	2,143,000	211,857
Constellation Brands, Inc., Class A	793,000	188,536
Nestlé SA1	1,376,796	177,375
Anheuser-Busch InBev SA/NV1	2,537,534	159,877
British American Tobacco PLC[1]	3,655,450	155,579
Carlsberg A/S, Class B1	717,838	116,057
Pernod Ricard SA1	468,136	99,962
Wuliangye Yibin Co., Ltd., Class A1	2,870,542	89,373
Raia Drogasil SA, ordinary nominative shares	20,435,000	89,127
Avenue Supermarts, Ltd.[1,2]	1,436,238	79,440
ITC, Ltd.[1]	25,000,000	74,181
Reckitt Benckiser Group PLC[1]	856,404	69,453
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	4,128,578	62,704
Dabur India, Ltd.[1]	7,241,500	52,152
Yihai International Holding, Ltd.[1,4]	10,865,000	46,867
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,199,366	43,277
L’Oréal SA, non-registered shares[1]	93,065	39,839
Arca Continental, SAB de CV	6,631,500	39,224
Monde Nissin Corp.[1,2]	115,826,000	37,245
Mondelez International, Inc.	530,800	35,580
Kimberly-Clark de México, SAB de CV, Class A	21,001,800	30,340
Kimberly-Clark Corp.	215,540	29,669
X5 Retail Group NV (GDR)[1]	1,246,331	28,073
United Spirits, Ltd.[1,2]	2,241,000	26,090
Monster Beverage Corp.[2]	295,000	25,582
Fomento Económico Mexicano, SAB de CV	3,312,400	24,922
Unilever PLC (EUR denominated)[1]	435,229	22,099
Danone SA1	326,249	20,325
Heineken NV1	127,800	13,719
Uni-Charm Corp.[1]	353,400	13,677
Shiseido Company, Ltd.[1]	152,900	7,738
Diageo PLC[1]	145,966	7,358
		2,965,287
Energy 3.75%
Reliance Industries, Ltd.[1]	35,751,869	1,142,952
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	30,875,199	412,184
BP PLC[1]	23,550,100	121,478
Gazprom PJSC (ADR)[1]	12,676,121	110,778
TotalEnergies SE1	1,820,832	103,135
New Fortress Energy, Inc., Class A4	3,350,000	73,566
Rosneft Oil Company PJSC (GDR)[1]	8,350,883	62,645
New World Fund — Page 7 of 18

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Shell PLC[1,2]	1,923,900	$49,423
Chevron Corp.	302,400	39,714
		2,115,875
Real estate 1.53%
Macrotech Developers, Ltd.[1,2]	10,502,990	182,614
American Tower Corp. REIT	604,225	151,963
ESR Cayman, Ltd.[1,2]	39,421,574	133,281
BR Malls Participacoes SA, ordinary nominative shares[2,3]	56,754,185	102,925
CK Asset Holdings, Ltd.[1]	12,290,500	81,854
Shimao Services Holdings, Ltd.[1]	87,226,605	69,436
CTP NV1	2,799,301	56,981
China Overseas Land & Investment, Ltd.[1]	13,050,000	38,442
Sunac Services Holdings, Ltd.[1]	21,478,000	24,419
Longfor Group Holdings, Ltd.[1]	3,865,000	23,110
		865,025
Utilities 1.45%
ENN Energy Holdings, Ltd.[1]	27,388,800	435,331
AES Corp.	7,307,441	162,079
Engie SA1	8,326,334	127,569
China Gas Holdings, Ltd.[1]	27,732,800	47,067
Enel SpA[1]	5,203,171	39,891
China Resources Gas Group, Ltd.[1]	1,489,000	7,447
		819,384
Total common stocks (cost: $34,692,163,000)		51,534,064
Preferred securities 0.80% Industrials 0.26%
Azul SA, preferred nominative shares (ADR)[2,4]	4,592,225	76,047
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	18,607,075	64,090
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[2,4]	944,799	6,604
		146,741
Consumer discretionary 0.25%
Volkswagen AG, nonvoting preferred shares[1]	460,000	94,800
Getir BV, Series H, preferred shares[1,2,5,6]	103,205	46,500
		141,300
Real estate 0.21%
QuintoAndar, Ltd., Series E, preferred shares[1,2,5,6]	433,164	92,922
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5,6]	113,966	24,448
Ayala Land, Inc., preferred shares[1,5]	30,910,900	—[8]
		117,370
Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,540,072	29,679
Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,382,000	14,511
New World Fund — Page 8 of 18

unaudited
Preferred securities (continued) Information technology 0.00%	Shares	Value (000)
Canva, Inc., Series A, noncumulative preferred shares[1,2,5,6]	925	$1,576
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5,6]	38	65
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,5,6]	3	5
Canva, Inc., Series A-5, noncumulative preferred shares[1,2,5,6]	2	4
		1,650
Total preferred securities (cost: $430,232,000)		451,251
Rights & warrants 0.35% Health care 0.33%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,7]	9,370,956	154,175
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,2,7]	1,874,191	30,835
		185,010
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,7]	1,699,017	10,692
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	1,317,902	1,351
Total rights & warrants (cost: $227,728,000)		197,053
Bonds, notes & other debt instruments 2.80% Bonds & notes of governments & government agencies outside the U.S. 2.42%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[7]	$22,000	22,283
Abu Dhabi (Emirate of) 1.70% 2031[7]	5,740	5,444
Angola (Republic of) 8.00% 2029[7]	23,300	23,183
Argentine Republic 1.00% 2029	4,613	1,638
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[9]	38,841	13,206
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[9]	53,246	16,493
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[9]	10,333	3,932
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[9]	71,900	25,804
Armenia (Republic of) 7.15% 2025	6,000	6,588
Bahrain (Kingdom of) 6.75% 2029[7]	6,450	6,789
Belarus (Republic of) 6.875% 2023	6,330	6,018
Belarus (Republic of) 5.875% 2026	2,470	2,074
Belarus (Republic of) 7.625% 2027	4,650	4,087
Belarus (Republic of) 6.20% 2030	2,500	1,853
China (People’s Republic of), Series INBK, 2.89% 2031	CNY316,090	50,446
China (People’s Republic of), Series INBK, 3.72% 2051	298,610	50,318
Colombia (Republic of) 4.50% 2029	$13,425	13,229
Colombia (Republic of) 3.25% 2032	11,800	10,059
Colombia (Republic of) 7.375% 2037	10,950	12,209
Colombia (Republic of) 4.125% 2051	4,360	3,326
Costa Rica (Republic of) 4.375% 2025	4,629	4,683
Costa Rica (Republic of) 6.125% 2031[7]	15,400	15,150
Costa Rica (Republic of) 6.125% 2031	7,593	7,470
Cote d’Ivoire (Republic of) 4.875% 2032	€1,890	1,999
Dominican Republic 6.875% 2026	$5,000	5,638
Dominican Republic 5.95% 2027	7,820	8,583
Dominican Republic 8.625% 2027[7]	4,950	5,841
Dominican Republic 6.00% 2028[7]	4,360	4,763
New World Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 11.375% 2029	DOP195,700	$4,031
Dominican Republic 4.50% 2030[7]	$2,307	2,269
Dominican Republic 5.30% 2041[7]	3,901	3,716
Dominican Republic 7.45% 2044[7]	8,950	10,154
Dominican Republic 7.45% 2044	5,700	6,467
Dominican Republic 6.85% 2045	3,000	3,159
Dominican Republic 6.85% 2045[7]	2,000	2,106
Dominican Republic 5.875% 2060[7]	10,273	9,323
Egypt (Arab Republic of) 5.75% 2024[7]	6,410	6,579
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,158
Egypt (Arab Republic of) 5.875% 2031[7]	$4,700	3,985
Egypt (Arab Republic of) 7.625% 2032[7]	14,100	12,711
Egypt (Arab Republic of) 8.50% 2047	10,000	8,383
Egypt (Arab Republic of) 8.15% 2059[7]	15,000	12,147
Ethiopia (Federal Democratic Republic of) 6.625% 2024	18,400	14,024
Export-Import Bank of India 3.25% 2030	14,800	14,723
Georgia (Republic of) 2.75% 2026[7]	4,995	4,872
Ghana (Republic of) 8.125% 2026	4,175	3,762
Ghana (Republic of) 6.375% 2027	6,525	5,258
Ghana (Republic of) 7.75% 2029[7]	15,000	11,827
Ghana (Republic of) 8.125% 2032	25,000	19,276
Honduras (Republic of) 6.25% 2027	19,495	19,544
Honduras (Republic of) 5.625% 2030[7]	2,460	2,411
Hungary (Republic of) 2.125% 2031[7]	10,480	9,942
Indonesia (Republic of) 6.625% 2037	8,612	11,402
Indonesia (Republic of) 5.25% 2042	18,644	21,931
Iraq (Republic of) 6.752% 2023	11,500	11,626
Jordan (Hashemite Kingdom of) 4.95% 2025[7]	7,500	7,704
Jordan (Hashemite Kingdom of) 5.75% 2027[7]	21,135	22,007
Kazakhstan (Republic of) 5.125% 2025[7]	9,750	10,685
Kazakhstan (Republic of) 5.125% 2025	5,700	6,246
Kazakhstan (Republic of) 6.50% 2045[7]	7,865	10,519
Kenya (Republic of) 6.875% 2024[7]	5,175	5,501
Kenya (Republic of) 8.25% 2048[7]	29,120	28,020
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR18,100	4,665
Oman (Sultanate of) 4.875% 2025[7]	$2,574	2,658
Oman (Sultanate of) 5.375% 2027	10,000	10,345
Oman (Sultanate of) 6.25% 2031[7]	11,500	12,259
Pakistan (Islamic Republic of) 8.25% 2025[7]	9,222	9,731
Pakistan (Islamic Republic of) 6.00% 2026[7]	5,125	4,952
Pakistan (Islamic Republic of) 6.875% 2027[7]	14,600	14,235
Panama (Republic of) 3.75% 2026[7]	20,790	21,624
Panama (Republic of) 4.50% 2047	15,445	16,005
Panama (Republic of) 4.50% 2050	4,525	4,657
Panama (Republic of) 4.30% 2053	6,400	6,385
Panama (Republic of) 4.50% 2063	2,430	2,463
Paraguay (Republic of) 5.00% 2026	7,095	7,719
Paraguay (Republic of) 5.00% 2026[7]	4,475	4,869
Paraguay (Republic of) 4.70% 2027[7]	8,790	9,515
Paraguay (Republic of) 4.70% 2027	5,500	5,954
Paraguay (Republic of) 4.95% 2031	3,415	3,735
Paraguay (Republic of) 2.739% 2033[7]	1,565	1,446
Peru (Republic of) 3.00% 2034	5,715	5,501
Peru (Republic of) 6.55% 2037	10,417	13,704
Peru (Republic of) 5.625% 2050	1,240	1,636
New World Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 3.55% 2051	$4,900	$4,725
Peru (Republic of) 2.78% 2060	10,795	8,659
PETRONAS Capital, Ltd. 3.50% 2030[7]	3,400	3,593
PETRONAS Capital, Ltd. 4.55% 2050[7]	3,400	4,046
Philippines (Republic of) 1.648% 2031	10,000	9,235
Philippines (Republic of) 6.375% 2034	10,400	13,928
Philippines (Republic of) 3.95% 2040	11,700	12,322
Philippines (Republic of) 2.95% 2045	13,400	12,389
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	5,513	5,785
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[7]	1,330	1,552
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	1,287	1,501
Qatar (State of) 4.50% 2028[7]	45,000	50,600
Qatar (State of) 3.75% 2030[7]	6,200	6,806
Romania 2.00% 2032	€18,275	18,235
Romania 2.00% 2033	7,080	6,879
Romania 5.125% 2048[7]	$9,300	10,393
Russian Federation 4.25% 2027	14,800	14,876
Russian Federation 4.375% 2029[7]	10,000	10,020
Russian Federation 4.375% 2029	4,000	4,008
Russian Federation 5.10% 2035	24,000	25,294
Russian Federation 5.25% 2047	12,000	13,073
Senegal (Republic of) 4.75% 2028	€13,200	14,839
Serbia (Republic of) 3.125% 2027	12,500	15,007
South Africa (Republic of) 5.875% 2030	$28,100	30,615
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	1,808
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	5,449
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	8,536
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	5,360	2,648
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[7]	7,500	3,712
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	2,346
Tunisia (Republic of) 6.75% 2023	€4,100	4,008
Tunisia (Republic of) 6.75% 2023	1,830	1,789
Tunisia (Republic of) 5.625% 2024	10,725	9,865
Tunisia (Republic of) 5.75% 2025	$8,645	6,721
Turkey (Republic of) 6.375% 2025	5,935	5,884
Turkey (Republic of) 5.875% 2031	22,730	19,904
Turkey (Republic of) 6.00% 2041	16,795	13,637
Turkey (Republic of) 5.75% 2047	31,345	24,140
Ukraine 8.994% 2024	5,771	5,338
Ukraine 7.75% 2027	28,014	24,697
Ukraine 9.75% 2028	6,200	5,865
Ukraine 7.375% 2032	29,200	24,780
United Mexican States 3.90% 2025	4,930	5,202
United Mexican States 4.50% 2029	13,100	14,204
United Mexican States 4.75% 2032	10,480	11,465
United Mexican States 4.75% 2044	13,300	13,747
United Mexican States 3.75% 2071	10,285	8,578
United Mexican States, Series M, 7.50% 2027	MXN252,200	12,190
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	$870	52
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	15,668	940
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	775
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	70
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	1,131
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	244
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	1,741	104
New World Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	$870	$52
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	139
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	261
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	1,449	87
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	90
		1,365,470
Corporate bonds, notes & loans 0.38% Energy 0.11%
Oleoducto Central SA 4.00% 2027[7]	3,450	3,347
Petrobras Global Finance Co. 5.60% 2031	14,900	15,385
Petrobras Global Finance Co. 6.85% 2115	4,340	4,136
Petróleos Mexicanos 6.875% 2025[7]	8,000	8,614
Petróleos Mexicanos 6.875% 2026	8,024	8,610
Petróleos Mexicanos 6.49% 2027	11,700	12,244
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]	8,300	7,509
		59,845
Financials 0.09%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	13,100	13,096
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[9]	11,700	11,698
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2049)[7,9]	8,300	8,078
Power Financial Corp., Ltd. 5.25% 2028	5,907	6,489
Power Financial Corp., Ltd. 6.15% 2028	5,334	6,162
Power Financial Corp., Ltd. 4.50% 2029	2,959	3,086
Power Financial Corp., Ltd. 3.35% 2031	4,010	3,847
		52,456
Materials 0.04%
Braskem Idesa SAPI 7.45% 2029	8,100	8,323
Braskem Idesa SAPI 7.45% 2029[7]	5,564	5,717
Braskem Idesa SAPI 6.99% 2032[7]	4,000	3,976
GC Treasury Center Co., Ltd. 2.98% 2031[7]	2,055	2,035
		20,051
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	4,446	4,112
PLDT, Inc. 2.50% 2031	2,590	2,503
Tencent Holdings, Ltd. 3.975% 2029	6,300	6,693
Tencent Holdings, Ltd. 3.24% 2050[7]	7,100	6,298
		19,606
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[7]	4,520	5,009
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[7]	1,499	1,689
Mexico City Airport Trust 4.25% 2026	11,060	11,514
		18,212
New World Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.03%	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 2.125% 2031	$5,926	$5,560
Alibaba Group Holding, Ltd. 3.15% 2051	7,800	6,843
MercadoLibre, Inc. 3.125% 2031	2,575	2,323
Sands China, Ltd. 4.375% 2030	2,675	2,614
		17,340
Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]	3,485	3,473
Empresas Publicas de Medellin ESP 4.25% 2029[7]	2,062	1,904
Empresas Publicas de Medellin ESP 4.375% 2031[7]	4,132	3,763
State Grid Overseas Investment, Ltd. 3.50% 2027[7]	6,825	7,259
		16,399
Consumer staples 0.02%
MARB BondCo PLC 3.95% 2031[7]	7,700	7,069
Marfrig Global Foods SA 3.95% 2031	4,300	3,947
		11,016
Total corporate bonds, notes & loans		214,925
Total bonds, notes & other debt instruments (cost: $1,681,215,000)		1,580,395
Short-term securities 4.91% Money market investments 4.63%	Shares
Capital Group Central Cash Fund 0.10%[3,11]	26,127,063	2,612,706
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 0.10%[3,11,12]	799,797	79,980
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[11,12]	20,200,000	20,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[11,12]	20,200,000	20,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[11,12]	9,971,752	9,972
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[11,12]	7,800,000	7,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[11,12]	6,200,000	6,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[11,12]	6,200,000	6,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[11,12]	4,600,000	4,600
		155,152
Total short-term securities (cost: $2,767,706,000)		2,767,858
Total investment securities 100.21% (cost: $39,799,044,000)		56,530,621
Other assets less liabilities (0.21)%		(117,023)
Net assets 100.00%		$56,413,598
New World Fund — Page 13 of 18

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	1,700	March 2022	$(202,646)	$768
10 Year Ultra U.S. Treasury Note Futures	Short	662	March 2022	(94,552)	777
30 Year Ultra U.S. Treasury Bond Futures	Long	579	March 2022	109,395	(2,260)
					$(715)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 1/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	40,888	EUR	36,050	Standard Chartered Bank	2/24/2022	$369
EUR	405	USD	451	Bank of America	2/24/2022	4
USD	38,229	EUR	33,800	Morgan Stanley	4/28/2022	175
						$548
Investments in affiliates3

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)
Common stocks 0.51%
Information technology 0.24%
Network International Holdings PLC[1,2]	$163,669	$4,309	$—	$—	$(31,708)	$136,270	$—
Silergy Corp.[1,13]	844,229	—	183,052	117,370	(252,390)	—	—
						136,270
Consumer discretionary 0.00%
Lojas Americanas SA, ordinary nominative shares[14]	33,278	—	73,006	—	39,728	—	—
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)[2]	52,039	—	—	—	(4,682)	47,357	—
Real estate 0.18%
BR Malls Participacoes SA, ordinary nominative shares[2]	72,102	—	—	—	30,823	102,925	—
Total common stocks						286,552
Short-term securities 4.77%
Money market investments 4.63%
Capital Group Central Cash Fund 0.10%[11]	2,756,572	1,953,666	2,097,487	(71)	26	2,612,706	535
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 0.10%[11,12]	85,894		5,914[15]			79,980	—[16]
Total short-term securities						2,692,686
Total 5.28%				$117,299	$(218,203)	$2,979,238	$535
New World Fund — Page 14 of 18

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $30,162,430,000, which represented 53.47% of the net assets of the fund. This amount includes $27,776,253,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	All or a portion of this security was on loan. The total value of all such securities was $249,810,000, which represented .44% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $790,717,000, which represented 1.40% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 1/31/2022.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2022. Refer to the investment portfolio for the security value at 1/31/2022.
[14]	Affiliated issuer during the reporting period but no longer held at 1/31/2022.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$69,742	$92,922.17%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	23,284	24,448.04
Getir BV, Series H, preferred shares	5/27/2021	46,500	46,500.08
Canva, Inc.	8/26/2021-11/4/2021	18,022	18,016.03
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	1,577	1,576.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	65	65.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	5	5.00
Canva, Inc., Series A-5, noncumulative preferred shares	11/4/2021	3	4.00
Total private placement securities		$159,198	$183,536.33%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New World Fund — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $231,318,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $45,634,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
New World Fund — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,478,256	$4,142,542	$18,016	$10,638,814
Financials	1,358,809	6,347,042	—	7,705,851
Consumer discretionary	2,695,903	3,902,482	—	6,598,385
Health care	2,843,585	3,276,722	—	6,120,307
Materials	2,741,984	1,994,745	—	4,736,729
Industrials	1,189,055	3,430,649	—	4,619,704
Communication services	2,932,475	1,416,228	—	4,348,703
Consumer staples	674,837	2,290,450	—	2,965,287
Energy	525,464	1,590,411	—	2,115,875
Real estate	254,888	610,137	—	865,025
Utilities	162,079	657,305	—	819,384
Preferred securities	161,252	124,479	165,520	451,251
Rights & warrants	1,351	195,702	—	197,053
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,365,470	—	1,365,470
Corporate bonds, notes & loans	—	214,925	—	214,925
Short-term securities	2,767,858	—	—	2,767,858
Total	$24,787,796	$31,559,289	$183,536	$56,530,621
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,545	$—	$—	$1,545
Unrealized appreciation on open forward currency contracts	—	548	—	548
Liabilities:
Unrealized depreciation on futures contracts	(2,260)	—	—	(2,260)
Total	$(715)	$548	$—	$(167)
*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

New World Fund — Page 17 of 18

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CNY = Chinese yuan renminbi
DOP = Dominican pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
MXN = Mexican pesos
MYR = Malaysian ringgits
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-036-0322O-S85365	New World Fund — Page 18 of 18